EARNING (LOSS) PER COMMON SHARE - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unvested restricted common stock
Antidilutive securities excluded from computation of earnings per share (shares)	8,359	12,485